Secondary listing of the Company's ADR on NSE IFSC Limited	12 Months Ended
Mar. 31, 2021
Disclosure Of Secondary Listing of the Companys ADR on NSE IFSC Limited [Abstract]
Secondary listing of the Company's ADR on NSE IFSC Limited
36. Secondary listing of the Company’s ADR on NSE IFSC Limited

The Company completed the secondary listing of its American Depository Receipts (“ADRs”) on NSE IFSC Limited under the symbol ’DRREDDY’ on December 9, 2020. NSE IFSC Limited is a recognized international stock exchange established in the International Financial Services Centre (“IFSC”) at Gujarat International Finance Tec (“GIFT”) City in Gujarat, India. IFSC is one of the permissible jurisdictions where Depository Receipts can be listed in India. This listing provides a secondary platform (other than NYSE Inc.) to overseas investors for trading in the Company’s ADRs. This is a secondary listing of ADRs that are currently issued by J.P. Morgan Chase Bank N.A. under its ADR Deposit Agreement with the Company, and no further capital raising or issuance of new securities is involved.